Leases (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
2025 (three months)	$ 20,335
2026	83,137
2027	85,663
2028	88,231
2029	90,928
Thereafter	44,944
Total	413,238
Less: interest	(34,497)
Present value of lease liability	378,741	$ 24,722
Less: current portion	(69,877)
Noncurrent portion	$ 308,864